Loans and Allowance for Credit Losses, PCI Loans Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2008
PCI Loans Carrying Value [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	$ 5,009	$ 12,835
PCI Loans Carrying Value [Member] | Total Commercial [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	4	86	$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	4	86
PCI Loans Carrying Value [Member] | Commercial Real Estate Mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	0	0
PCI Loans Carrying Value [Member] | Commercial Real Estate Construction [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	0	0
PCI Loans Carrying Value [Member] | Total Consumer [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	5,005	12,749	40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	4,988	12,722
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	17	27
PCI Loans UPB [Member]
PCI loans [Abstract]
Total PCI loans (unpaid principal balance)	7,348	18,975	$ 98,200
PCI Loans UPB [Member] | Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	6,775	16,888
PCI Loans UPB [Member] | Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	$ 134	$ 157